Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Assets At Carrying Value [Member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	R$ 129,409	R$ 147,563
Cost and fair value of financial assets held for trading by maturity, non-current	385,370	241,951
Total	514,779	389,514
Financial Assets At Carrying Value [Member] | Nonstated Maturity [Member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	44,899	39,137
Financial Assets At Carrying Value [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	84,510	108,426
Financial Assets At Carrying Value [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	289,917	170,372
Financial Assets At Carrying Value [Member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	62,474	49,186
Financial Assets At Carrying Value [Member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	32,979	22,393
Financial assets at fair value, class [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	127,597	145,722
Cost and fair value of financial assets held for trading by maturity, non-current	384,155	237,817
Total	511,752	383,539
Financial assets at fair value, class [member] | Nonstated Maturity [Member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	43,119	37,223
Financial assets at fair value, class [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	84,478	108,499
Financial assets at fair value, class [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	289,490	169,113
Financial assets at fair value, class [member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	62,451	47,916
Financial assets at fair value, class [member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	R$ 32,214	R$ 20,788